Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities									$ 4,400,000
Gain/(loss) resulting from a decrease/(increase) in the fair value of derivative liabilities	$ (2,000,000.0)			$ 6,700,000			$ 5,300,000	$ 3,900,000
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Public Warrants to Level 1									(7,762,500)
Level 1 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Public Warrants to Level 1						$ (7,762,500)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	593,330	$ 2,076,670	$ 3,619,330	6,586,000	$ 3,738,000		3,619,330
Issuance of Derivative Warrants						13,161,830			13,161,830
Change in fair value of derivative warrant liabilities	830,670	(1,483,340)	(1,542,660)	(2,788,670)	2,848,000	$ (1,661,330)			$ (1,780,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]						Fair Value Adjustment of Warrants			Fair Value Adjustment of Warrants
Derivative warrant liabilities at end of period	$ 1,424,000	$ 593,330	$ 2,076,670	$ 3,797,330	$ 6,586,000	$ 3,738,000	$ 1,424,000	$ 3,797,330	$ 3,619,330